September 26, 2023

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mason Capital Fund Trust

Dear SEC Staff:

On behalf of Mason Capital Fund Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 2 to the Trust’s Registration Statement under the Securities Act of 1933 (the “Amendment”).

If you have any questions concerning this filing, please contact the undersigned at (614) 469-3353.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla